Shareholders’ Equity - Summary of Employee Share Option Plan (Details)	12 Months Ended
Dec. 31, 2020 $ / shares $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Number outstanding (shares) | shares	8,362,211
Options outstanding, Weighted average exercise price (per share)	$ 21.06
Options outstanding, Weighted average remaining contractual life	3 years 10 months 17 days
Options exercisable, Number exercisable (shares) | shares	3,607,391
Options exercisable, Weighted average exercise price (per share)	$ 23.59
Options exercisable, Weighted average remaining contractual life	2 years 11 months 12 days
$14.52 to $18.00
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 14.52
Options outstanding, Exercise price range, Upper limit (per share)	$ 18.00
Options outstanding, Number outstanding (shares) | shares	2,446,392
Options outstanding, Weighted average exercise price (per share)	$ 15.24
Options outstanding, Weighted average remaining contractual life	4 years 25 days
Options exercisable, Number exercisable (shares) | shares	1,359,457
Options exercisable, Weighted average exercise price (per share)	$ 14.92
Options exercisable, Weighted average remaining contractual life	4 years
$18.01 to $25.08
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 18.01
Options outstanding, Exercise price range, Upper limit (per share)	$ 25.08
Options outstanding, Number outstanding (shares) | shares	3,930,345
Options outstanding, Weighted average exercise price (per share)	$ 19.56
Options outstanding, Weighted average remaining contractual life	4 years 9 months 18 days
Options exercisable, Number exercisable (shares) | shares	528,252
Options exercisable, Weighted average exercise price (per share)	$ 19.54
Options exercisable, Weighted average remaining contractual life	4 years 5 months 19 days
$25.09 to $41.00
Share-based Compensation Arrangement by Share-based Payment Award
Options outstanding, Exercise price range, Lower limit (per share)	$ 25.09
Options outstanding, Exercise price range, Upper limit (per share)	$ 41.00
Options outstanding, Number outstanding (shares) | shares	1,985,474
Options outstanding, Weighted average exercise price (per share)	$ 31.21
Options outstanding, Weighted average remaining contractual life	1 year 9 months 25 days
Options exercisable, Number exercisable (shares) | shares	1,719,682
Options exercisable, Weighted average exercise price (per share)	$ 31.68
Options exercisable, Weighted average remaining contractual life	1 year 7 months 20 days